Aristotle Multi-Asset Growth and Income Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$48,372,136	$3,381,530	$(11,686,539)	$(136,272)	$28,851	$39,959,706	$530,535	$—	4,587,796
Aristotle Core Equity Fund - Class I	118,884,298	49,881,620	(8,002,734)	566,703	16,624,003	177,953,890	—	—	10,031,223
Aristotle Core Income Fund - Class I	22,169,325	194,695	(22,368,240)	218,050	(213,830)	—	254,493	—	—
Aristotle Floating Rate Income Fund - Class I	3,066,425	17,222,046	(295,935)	(5,240)	(7,443)	19,979,853	67,798	—	2,164,664
Aristotle Growth Equity Fund - Class I	79,213,137	152,759	(23,602,344)	2,094,995	13,003,332	70,861,879	—	—	4,493,461
Aristotle High Yield Bond Fund - Class I	18,309,952	16,126,232	(1,231,405)	(12,117)	107,093	33,299,755	309,527	—	3,647,290
Aristotle International Equity Fund - Class I	30,717,252	11,811,065	(2,162,160)	163,386	2,360,541	42,890,084	—	—	3,123,823
Aristotle Short Duration Income Fund - Class I	30,592,743	243,813	(30,758,133)	(91,424)	13,001	—	307,325	—	—
Aristotle Strategic Income Fund - Class I	—	13,342,884	(22,982)	—	—	13,319,902	—		1,281,992
	$351,325,268	$112,356,644	$(100,130,472)	$2,798,081	$31,915,548	$398,265,069	$1,469,678	$—	29,330,249